Income taxes (Details 6) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax position
Deferred tax assets - current	€ 103,695	€ 120,720
Deferred tax assets - non-current	39,443	38,735
Total deferred tax assets	143,138	159,455	205,437
Deferred tax liabilities - current	(271)	(214)
Deferred tax liabilities - non-current	(28,340)	(21,295)
Total deferred tax liabilities	(28,611)	(21,509)	(11,850)
Total	€ 114,527	€ 137,946	€ 193,587